Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Long-term debt	$ 1,122,373	$ 1,632,165	$ 639,231
1.35% Senior notes due 2017 [Member]
Long-term debt
Long-term debt	699,277	699,091
4.00% Senior notes due 2042 [Member]
Long-term debt
Long-term debt	298,545	298,493
7.375% Debentures due 2027 [Member] | Subordinated Debentures Subject To Mandatory Redemption [Member]
Long-term debt
Long-term debt	119,366	129,060	129,056
7.45% Debentures due 2097 [Member] | Subordinated Debentures Subject To Mandatory Redemption [Member]
Long-term debt
Long-term debt	3,500	3,500	3,500
2.00% to 2.02% Promissory Notes Through 2023 [Member]
Long-term debt
Long-term debt	1,685	2,109	6,808
3.125% Senior notes due 2014 [Member]
Long-term debt
Long-term debt		$ 499,912	$ 499,867